Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling Interest	Total
Balance at Jun. 30, 2023	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,785,555)	$ 8,271,589		$ 39,918,802
Balance (in Shares) at Jun. 30, 2023	11,250,000
Foreign currency translation adjustment				(102,715)			(102,715)
Net loss					(8,770,044)		(8,770,044)
Balance at Jun. 30, 2024	$ 22,500	34,361,149	1,049,119	(3,888,270)	(498,455)		31,046,043
Balance (in Shares) at Jun. 30, 2024	11,250,000
Foreign currency translation adjustment				179,290			179,290
Net loss					(6,315,385)		(6,315,385)
Balance at Jun. 30, 2025	$ 22,500	34,361,149	1,049,119	(3,708,980)	(6,813,840)		24,909,948
Balance (in Shares) at Jun. 30, 2025	11,250,000
Foreign currency translation adjustment				750,232			750,232
Net loss					(7,088,753)	(1,613)	(7,090,366)
Deemed capital contribution arising from related-party loan discounts		272,398					272,398
Contributions from non-controlling shareholders						23,000	23,000
Balance at Jun. 30, 2026	$ 22,500	$ 34,633,547	$ 1,049,119	$ (2,958,748)	$ (13,902,593)	$ 21,387	$ 18,865,212
Balance (in Shares) at Jun. 30, 2026	11,250,000